Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit	₩ 3,585,957	₩ 7,175,982	₩ 1,748,492
Adjustments for:
Depreciation	3,204,744	3,135,345	3,156,181
Amortization	488,835	444,100	465,558
Finance income	(1,943,661)	(1,270,044)	(1,185,934)
Finance costs	2,532,735	1,257,112	1,390,983
Income tax expense	461,534	2,213,827	224,272
Gain on disposal of property, plant and equipment	(18,502)	(12,016)	(15,548)
Loss on disposal of property, plant and equipment	111,082	95,720	142,126
Impairment losses on property, plant and equipment	213,183	311,520	27,040
Gain on disposal of intangible assets	(291)	(273)	(815)
Gain on disposal of investments in subsidiaries, associates and joint ventures	(13,904)	(85,981)	(88,836)
Loss on disposal of investments in subsidiaries, associates and joint ventures	12,400	12,882	14,632
Share of profit of equity-accounted investees	(676,260)	(649,569)	(133,297)
Expenses related to post-employment benefits	228,611	243,567	248,324
Increase to provisions	289,915	159,592	184,984
Impairment loss on trade and other receivables	34,615	27,178	53,934
Loss on valuation of inventories	259,678	78,783	54,014
Impairment loss on goodwill and intangible assets	370,663	224,328	197,776
Gain on disposals of assets held for sale	(55,262)	(60,208)	(841)
Impairment losses on assets held for sale	0	0	5,030
Compensation for insured losses	(236,344)	(15,558)	(25,253)
Others, net	32,638	(21,456)	5,833
Adjustments to reconcile profit (loss) other than changes in working capital	5,296,409	6,088,849	4,720,163
Changes in operating assets and liabilities	(368,489)	(7,044,310)	2,855,908
Interest received	249,751	279,554	368,539
Interest paid	(560,766)	(433,794)	(624,399)
Dividends received	757,502	782,053	267,923
Income taxes paid	(2,773,599)	(588,969)	(650,889)
Net cash provided by operating activities	6,186,765	6,259,365	8,685,737
Cash flows from investing activities
Acquisitions of short-term financial instruments	(89,327,182)	(41,797,503)	(43,307,727)
Proceeds from disposal of short-term financial instruments	91,539,884	40,336,417	40,500,759
Acquisitions of long-term financial instruments	(21,638)	(289,612)	0
Increase in loans	(1,087,409)	(526,643)	(329,236)
Collection of loans	1,086,964	568,536	138,270
Acquisitions of securities	(493,054)	(300,807)	(338,063)
Proceeds from disposal of securities	332,724	273,935	448,125
Acquisitions of investment in associates and joint ventures	(518,158)	(492,435)	(141,785)
Proceeds from disposal of investment in associates and joint ventures	169,365	61,013	18,401
Acquisitions of property, plant and equipment	(4,927,586)	(3,068,591)	(3,154,412)
Proceeds from (payment for) disposal of property, plant and equipment	864	(11,117)	(42,530)
Acquisitions of investment property	(1,561)	(91,880)	(976)
Proceeds from disposal of investment property	23,401	3,809	250
Acquisitions of intangible assets	(492,873)	(431,122)	(300,645)
Proceeds from disposal of intangible assets	7,748	9,485	79,011
Proceeds from disposal of assets held for sale	111,488	67,293	37,680
Increase in cash from acquisition of business, net of cash acquired	0	5,472	0
Cash received from disposal of business, net of cash transferred	0	0	77,488
Collection of lease receivables	54,614	97,701	61,567
Cash outflows due to business combinations	(901,223)	0	0
Cash received as compensation for insured losses	236,344	0	0
Others, net	(12,583)	2,542	(5,442)
Net cash used in investing activities	(4,219,871)	(5,583,507)	(6,259,265)
Cash flows from financing activities
Proceeds from borrowings	4,553,746	4,358,955	4,410,387
Repayment of borrowings	(4,138,054)	(3,719,542)	(3,644,057)
Proceeds from (repayment of) short-term borrowings, net	1,764,569	(329,897)	35,525
Payment of cash dividends	(1,218,405)	(1,310,920)	(659,145)
Payment of interest of hybrid bonds	(16,494)	(16,493)	(16,539)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	577,330	660,488	176,062
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(16,336)	(16,138)	(11,473)
Repayment of lease liabilities	(268,082)	(281,288)	(217,312)
Acquisition of treasury shares	0	(116,771)	(883,219)
Repayment of redeemable convertible preferred shares	0	0	(278,581)
Others, net	81,134	2,940	(2,516)
Net cash provided by (used in) financing activities	1,319,408	(768,666)	(1,090,868)
Effect of exchange rate fluctuation on cash held	(8,740)	112,950	(95,272)
Net increase in cash and cash equivalents	3,277,562	20,142	1,240,332
Cash and cash equivalents at beginning of the period	4,775,720	4,755,578	3,515,246
Cash and cash equivalents at end of the period	₩ 8,053,282	₩ 4,775,720	₩ 4,755,578